Annual Fund Operating Expenses - Primary Shares - Federated Hermes Kaufmann Fund II - P	Apr. 30, 2021
Operating Expenses:
Management Fee	1.30%
Distribution (12b-1) Fee	none	[1]
Other Expenses	0.20%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.50%

[1]	The Fund has adopted a Distribution (12b-1) Plan for its P class pursuant to which the P class of the Fund may incur and pay a Distribution (12b-1) fee of up to a maximum amount of 0.25%. No such fee is currently incurred and paid by the P class of the Fund. The P class of the Fund will not incur and pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	The Fund may incur and pay administrative service fees on its P class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the P class of the Fund. The P class of the Fund will not incur and pay such fees until such time as approved by the Trustees.